Investment securities - Maturities of amortized costs/FV/Avg yield (Details 6) - CHF (SFr) SFr in Millions	Dec. 31, 2021	Dec. 31, 2020
Debt Securities, Available-for-sale [Line Items]
Due within 1 year, amortized cost	SFr 154
Due from 1 to 5 years, amortized cost	95
Due from 5 to 10 years, amortized cost	764
Total, amortized cost, before allowance for credit losses	1,013	SFr 596
Due within 1 year, fair value	154
Due from 1 to 5 years, fair value	95
Due from 5 to 10 years, fair value	756
Total, fair value	SFr 1,005	607
Due within 1 year, average yield (as a percent)	0.03%
Due from 1 to 5 years, average yield (as a percent)	0.05%
Due from 5 to 10 years, average yield (as a percent)	0.07%
Total, average yield (as a percent)	0.06%
Bank
Debt Securities, Available-for-sale [Line Items]
Due within 1 year, amortized cost	SFr 154
Due from 1 to 5 years, amortized cost	93
Due from 5 to 10 years, amortized cost	764
Total, amortized cost, before allowance for credit losses	1,011	595
Due within 1 year, fair value	154
Due from 1 to 5 years, fair value	93
Due from 5 to 10 years, fair value	756
Total, fair value	SFr 1,003	SFr 605
Due within 1 year, average yield (as a percent)	0.03%
Due from 1 to 5 years, average yield (as a percent)	0.02%
Due from 5 to 10 years, average yield (as a percent)	0.07%
Total, average yield (as a percent)	0.06%